Summary of Significant Accounting Policies - Property Plant and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Buildings [Member] | Minimum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	10 years
Buildings [Member] | Maximum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	20 years
Leasehold and Land Improvements [Member] | Minimum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	3 years
Leasehold and Land Improvements [Member] | Maximum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	12 years
Rolling Stock [Member] | Minimum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	3 years
Rolling Stock [Member] | Maximum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	10 years
Containers [Member] | Minimum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	3 years
Containers [Member] | Maximum [Member]
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	12 years